UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York          February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $154,892
                                      (thousands)


List of Other Included Managers:

No.        Form 13F File Number               Name

1.            028-11767            Cibelli Capital Management, L.L.C.

2.            028-11691            Marathon Partners L.P.

3.            028-14390            Robotti & Company Advisors, LLC

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

                                                     FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                      VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X1000)   PRN AMT  PRN CALL  DISCRETION   MANGRS     SOLE      SHARED NONE
ACACIA RESH CORP              ACACIA TCH COM  003881307       770     30,000  SH        SHARED     1, 2          30,000
ALLISON TRANSMISSION HLDGS I  COM             01973R101       511     25,000  SH        SHARED     1, 2          25,000
COINSTAR INC                  COM             19259P300    50,663    974,100  SH        SHARED     1, 2, 3      974,100
DECKERS OUTDOOR CORP          COM             243537107       805     20,000  SH        SHARED     1, 2          20,000
EXPEDIA INC DEL               COM NEW         30212P303     5,192     84,500  SH        SHARED     1, 2, 3       84,500
FACEBOOK INC                  CL A            30303M102     1,765     66,300  SH        SHARED     1, 2, 3       66,300
GOOGLE INC                    CL A            38259P508     5,627      7,955  SH        SHARED     1, 2, 3        7,955
GREEN DOT CORP                CL A            39304D102     2,713    222,400  SH        SHARED     1, 2, 3      222,400
LIBERTY INTERACTIVE CORP      INT COM SER A   53071M104     9,206    467,800  SH        SHARED     1, 2, 3      467,800
LIBERTY INTERACTIVE CORP      LBT VENT COM A  53071M880     2,927     43,199  SH        SHARED     1, 2, 3       43,199
NETFLIX INC                   COM             64110L106     6,102     65,900  SH        SHARED     1, 2, 3       65,900
PANDORA MEDIA INC             COM             698354107       537     58,500  SH        SHARED     1, 2, 3       58,500
PANHANDLE OIL AND GAS INC     CL A            698477106       847     30,000  SH        SHARED     1, 2          30,000
SHUTTERFLY INC                COM             82568P304    37,562  1,257,500  SH        SHARED     1, 2, 3    1,257,500
SKULLCANDY INC                COM             83083J104     2,815    361,300  SH        SHARED     1, 2, 3      361,300
SPDR GOLD TRUST               GOLD SHS        78463V107     4,196     25,900  SH        SHARED     1, 2, 3       25,900
TRIPADVISOR INC               COM             896945201     4,251    101,400  SH        SHARED     1, 2, 3      101,400
WAL-MART STORES INC           COM             931142103       246      3,600  SH        SHARED     3              3,600
WESTERN UN CO                 COM             959802109    10,175    747,600  SH        SHARED     1, 2, 3      747,600
WORLD WRESTLING ENTMT INC     CL A            98156Q108     6,607    837,400  SH        SHARED     1, 2, 3      837,400
ZIPCAR INC                    COM             98974X103     1,377    167,100  SH        SHARED     1, 2, 3      167,100






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